Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Impairment charges	$ 0	$ 0			$ 13,645